CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Net loss	$ (115,316)	$ (159,619)
Depreciation, depletion and amortization	12,200	22,553
Value of expenses contributed by officers		1,600
Stock issued for services		25,000
Changes in receivables	8,529	2,805
Changes in accounts payable and accrued expenses	180,409	54,224
NET CASH (USED) BY OPERATING ACTIVITIES	85,822	(27,437)
Proceeds from sale of common stock	1,625,630	50,000
Acquisition of oil and gas interests	(460,958)
NET INCREASE IN CASH	1,250,494	22,563
Cash, Beginning of Period	28,551	2,345
Cash, End of Period	1,279,045	24,908
Australian income taxes paid	7,612	7,910
Surat Basin acquisition	7,791,806
Notes payable	(3,000,000)
Common stock	$ (4,791,806)